UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period:10/31/07

Item 1.  Schedule of Investments.

ARROW DWA BALANCED FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			October 31, 2007

% of Portfolio	Description	Shares	Value
97.97%	EXCHANGE TRADED FUNDS

12.88%	ALTERNATIVE INDEX FUNDS
	PowerShares DB Gold Fund *	336,167	$ 10,394,284
	PowerShares DB G10 Currency Harvest Fund	171,687	5,028,712
	StreetTRACKS Gold Trust *	24,573	1,931,929
			17,354,925

24.97%	DEBT INDEX FUNDS
	iShares Lehman 7-10 Year Treasury Bond Fund	203,464	17,211,020
	Vanguard Short- Term Bond ETF	215,534	16,436,623
			33,647,643

38.11%	INTERNATIONAL INDEX FUNDS
	iShares FTSE/Xinhua China 25 Index Fund	73,237	16,003,016
	iShares MSCI Brazil Index Fund	124,083	10,621,505
	iShares MSCI Malaysia Index Fund	561,279	7,358,367
	iShares MSCI Singapore Index Fund	414,620	6,526,119
	iShares MSCI South Korea Index Fund	144,911	10,833,546
			51,342,553

11.92%	SECTOR INDEX FUNDS
	iShares Dow Jones US Basic Materials Sector Index Fund	65,160	5,096,164
	iShares Dow Jones US Energy Sector Index Fund	60,320	8,000,242
	iShares Dow Jones US Telecommunications Sector Index Fund	91,480	2,958,463
			16,054,869

10.09%	STYLE INDEX FUNDS
	PowerShares Dynamic Mid Cap Growth Portfolio	358,578	8,874,806
	PowerShares Dynamic Small Cap Growth Portfolio *	251,252	4,716,000
			13,590,806

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $114,123,763)		131,990,796

3.47%	SHORT-TERM INVESTMENTS
	Milestone Treasury Obligations Portfolio, Institutional Class,
	to yield 4.40%, 11/1/07 (Cost $4,669,514)	4,669,514	4,669,514

101.44%	TOTAL INVESTMENTS
	(Cost $118,793,277) (a)		$ 136,660,310
-1.44%	LIABILITIES IN EXCESS OF OTHER ASSETS		(1,936,857)
100.00%	TOTAL NET ASSETS		$ 134,723,453

	(a) Represents cost for financial reporting purposes. Aggregate cost for
	federal tax purposes is substantially the same and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ 17,867,033
	Unrealized depreciation		-
	Net unrealized appreciation		$ 17,867,033

	* Non-income producing securities.

ARROW ALTERNATIVE SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)			October 31, 2007

% of Portfolio	Description	Shares	Value
99.99%	SHORT-TERM INVESTMENTS
Milestone Treasury Obligations Portfolio, Institutional Class,
	to yield 4.40%, 11/1/07 (Cost $96,409)	96,409	$ 96,409

99.99%	TOTAL INVESTMENTS
	(Cost $96,409)		$ 96,409
0.01%	ASSETS IN EXCESS OF OTHER LIABILITIES		12
100.00%	TOTAL NET ASSETS		$ 96,421

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation		$ -
	Unrealized depreciation		-
	Net unrealized appreciation		$ -

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/19/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/19/07

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/19/07